Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-POE NEOs	Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income ($000s)	Company Selected Metric – Adjusted Company FFO ($000s)(4)
2025	$6,645,384	$12,461,894	$1,910,338	$3,323,325	$129.76	$102.95	$117,610	$187,324
2024	$5,681,325	$2,505,110	$2,310,009	$1,464,203	$86.82	$108.75	$42,835	$189,360
2023	$5,380,014	$3,519,916	$2,073,324	$1,605,010	$104.33	$113.74	$35,923	$206,191
2022	$5,231,778	$(641,147)	$1,852,425	$711,912	$67.04	$75.49	$116,243	$193,061
2021	$6,196,943	$14,286,704	$1,660,901	$2,843,214	$152.23	$143.06	$385,091	$223,196

Company Selected Measure Name	Adjusted Company FFO
Named Executive Officers, Footnote	For 2024, our other NEOs consisted of Beth Boulerice, Joseph S. Bonventre, Brendan Mullinix and Nathan Brunner. For 2023 and 2022, our other NEOs consisted of Beth Boulerice, Joseph S. Bonventre, Brendan Mullinix and James Dudley. For 2021, our other NEOs consisted of Beth Boulerice, Joseph S. Bonventre, Brendan Mullinix and Lara Johnson.
Peer Group Issuers, Footnote	Peer group is the MSCI US REIT Index, which is the index in the performance graph provided pursuant to Item 201(e) of Regulation S-K and the index used in our long-term incentive opportunity. Our long-term incentive opportunity also uses a competitor peer group. Our Compensation Discussion and Analysis discloses two peer groups, a sized-based peer group and a competitor peer group, which the Compensation Committee generally uses to compare our overall compensation practices against peer groups.
PEO Total Compensation Amount	$ 6,645,384	$ 5,681,325	$ 5,380,014	$ 5,231,778	$ 6,196,943
PEO Actually Paid Compensation Amount	$ 12,461,894	2,505,110	3,519,916	(641,147)	14,286,704
Adjustment To PEO Compensation, Footnote	Mr. Eglin was our principal executive officer for all years shown. The following are the adjustments made during each year to arrive at compensation actually paid to our principal executive officer during each fiscal year:

Adjustments to PEO Total Compensation	2025	2024	2023	2022	2021
Amounts reported under “Stock Awards” in Summary Compensation Table	$(4,044,982)	$(3,840,487)	$(3,474,977)	$(3,444,528)	$(3,216,612)
Change in Fair Value of Awards Granted in Year and Unvested as of Year-End	$6,012,422	$2,225,516	$2,348,293	$1,627,607	$4,938,791
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$2,056,143	$(1,314,936)	$(446,572)	$(2,384,351)	$1,797,122
Fair Value of Awards Granted and Vested in During Year at Vesting Date	$594,216	$383,045	$372,595	$274,919	$555,135
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$1,262,015	$(116,993)	$185,638	$(1,278,917)	$2,218,082
Fair Value at Year End of Awards Granted Prior to Year that Failed to Meet the Applicable Vesting Conditions During Year	$(441,711)	$(633,952)	$(1,164,718)	$(1,498,393)	$—
Dividends or Other Earnings Paid During Year prior to Vesting Date of Award Not Otherwise Included in Total Compensation for the Year	$378,407	$121,592	$319,632	$830,738	$1,797,242

Non-PEO NEO Average Total Compensation Amount	$ 1,910,338	2,310,009	2,073,324	1,852,425	1,660,901
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,323,325	1,464,203	1,605,010	711,912	2,843,214
Adjustment to Non-PEO NEO Compensation Footnote	The following are the adjustments made during each year to arrive at the average compensation actually paid to our other NEOs during each year:

Adjustments to Non-PEO NEOs Total Compensation	2025	2024	2023	2022	2021
Amounts reported under “Stock Awards” in Summary Compensation Table	$(921,375)	$(1,289,931)	$(1,071,475)	$(898,500)	$(580,851)
Change in Fair Value of Awards Granted in Year and Unvested as of Year-End	$1,369,502	$828,171	$724,074	$424,599	$891,805
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$489,658	$(339,694)	$(116,481)	$(430,524)	$261,156
Fair Value of Awards Granted and Vested in During Year at Vesting Date	$135,353	$90,138	$114,888	$71,718	$100,269
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$343,045	$(28,374)	$33,296	$(184,578)	$331,771
Fair Value at Year End of Awards Granted Prior to Year that Failed to Meet the Applicable Vesting Conditions During Year	$(108,958)	$(139,999)	$(210,303)	$(217,740)	$—
Dividends or Other Earnings Paid During Year prior to Vesting Date of Award Not Otherwise Included in Total Compensation for the Year	$105,761	$33,882	$57,687	$94,551	$178,163

Compensation Actually Paid vs. Total Shareholder Return
The relationship between compensation actually paid and company performance for the three years presented above aligns with our TSR due to the high percentage of total compensation that consists of equity awards.

Compensation Actually Paid vs. Net Income
Net income is not used in our executive compensation program due to fluctuations in net income experienced by real estate companies due to the impact of items such as depreciation and amortization and gains/losses on sales of properties, which was heavily impacted by the disposition volume in recent years as part of our portfolio transition from diversified to industrial. Although, net income is used to determine certain non-GAAP financial measures used in our executive compensation plan.

Compensation Actually Paid vs. Company Selected Measure
Adjusted Company FFO was not used in our executive compensation program for the years presented above due to the impact of our portfolio transition and first-generation vacancy. The portfolio transition entailed selling higher yielding, but riskier office and other assets and recycling the proceeds into lower yielding, but less risky warehouse and distribution assets that have greater rent growth and releasing potential, which impacted Adjusted Company FFO growth in the years presented above. First-generation vacancy impacted year-over-year Adjusted Company FFO growth in 2024. As a result of such impacts, Adjusted Company FFO may not have been aligned with compensation actually paid.

Total Shareholder Return Vs Peer Group	The following illustrates our cumulative TSR for the five-year period beginning December 31, 2020 versus the MSCI US REIT Index.
Total Shareholder Return Amount	$ 129.76	86.82	104.33	67.04	152.23
Peer Group Total Shareholder Return Amount	102.95	108.75	113.74	75.49	143.06
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 117,610,000	$ 42,835,000	$ 35,923,000	$ 116,243,000	$ 385,091,000
Company Selected Measure Amount	187,324,000	189,360,000	206,191,000	193,061,000	223,196,000
PEO Name	Mr. Eglin	Mr. Eglin	Mr. Eglin	Mr. Eglin	Mr. Eglin
Additional 402(v) Disclosure
Our executive compensation programs have significant pay for performance components. The metrics used for our annual cash incentive opportunities are selected based on our then annual business plan and tended to focus on operational matters. The financial measure used for our annual long-term incentive opportunity is solely based on our TSR.
Adjusted Company FFO and TSR are the two most frequently discussed financial measures used with our investors and analysts. Due to the transition of our portfolio from diversified to industrial and the resulting revenue dilution, our Compensation Committee has not included Adjusted Company FFO in the annual cash incentive opportunity as a metric. The long-term incentive opportunity portion of our executive compensation plan consists of a long-term incentive award 60% of which is performance-based non-vested shares and 40% time-based non-vested shares. The performance-based non-vested shares are split into two tranches: (1) 50% is based on our relative TSR compared to the MSCI US REIT Index after a three-year performance period, and (2) 50% is based on our relative TSR compared to a competitor peer group after a three-year performance period. Performance levels are: (1) threshold requires achieving at least 33rd percentile, (2) target requires achieving at least 50th percentile and (3) maximum requires achieving at least 75th percentile. Straight-line interpolation is used to determine awards for results between performance levels. Dividends on the performance-based non-vested shares accrue and are only payable if and to the extent the shares vest.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Company FFO
Non-GAAP Measure Description	We have identified Adjusted Company FFO as the most important additional financial metric used to link pay and performance. Refer to Appendix A for more information about this non-GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,044,982)	$ (3,840,487)	$ (3,474,977)	$ (3,444,528)	$ (3,216,612)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,012,422	2,225,516	2,348,293	1,627,607	4,938,791
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,056,143	(1,314,936)	(446,572)	(2,384,351)	1,797,122
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	594,216	383,045	372,595	274,919	555,135
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,262,015	(116,993)	185,638	(1,278,917)	2,218,082
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(441,711)	(633,952)	(1,164,718)	(1,498,393)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	378,407	121,592	319,632	830,738	1,797,242
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(921,375)	(1,289,931)	(1,071,475)	(898,500)	(580,851)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,369,502	828,171	724,074	424,599	891,805
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	489,658	(339,694)	(116,481)	(430,524)	261,156
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	135,353	90,138	114,888	71,718	100,269
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	343,045	(28,374)	33,296	(184,578)	331,771
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,958)	(139,999)	(210,303)	(217,740)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 105,761	$ 33,882	$ 57,687	$ 94,551	$ 178,163